Mineral Properties (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of mineral properties [Line Items]
Mineral Properties, Beginning Balance		$ 65,849	$ 60,483
Mineral Properties, Expenditures Incurred		8,967	5,366
Mineral Properties, Ending Balance		74,816	65,849
Bellekeno [Member] | Mining property [member]
Disclosure of mineral properties [Line Items]
Mineral Properties, Beginning Balance		8,804	8,833
Mineral Properties, Expenditures Incurred		76	(29)
Mineral Properties, Ending Balance		8,880	8,804
Lucky Queen [Member] | Mining property [member]
Disclosure of mineral properties [Line Items]
Mineral Properties, Beginning Balance		2,113	1,958
Mineral Properties, Expenditures Incurred		130	155
Mineral Properties, Ending Balance		2,243	2,113
Onek [Member] | Mining property [member]
Disclosure of mineral properties [Line Items]
Mineral Properties, Beginning Balance		321	289
Mineral Properties, Expenditures Incurred		16	32
Mineral Properties, Ending Balance		337	321
McQuesten [Member] | Mining property [member]
Disclosure of mineral properties [Line Items]
Mineral Properties, Beginning Balance	[1]	3,814	3,794
Mineral Properties, Expenditures Incurred	[1]	73	20
Mineral Properties, Ending Balance	[1]	3,886	3,814
Silver King [Member] | Mining property [member]
Disclosure of mineral properties [Line Items]
Mineral Properties, Beginning Balance		7,154	7,154
Mineral Properties, Expenditures Incurred		0	0
Mineral Properties, Ending Balance		7,154	7,154
Flame And Moth [Member] | Mining property [member]
Disclosure of mineral properties [Line Items]
Mineral Properties, Beginning Balance		21,966	20,912
Mineral Properties, Expenditures Incurred		489	1,054
Mineral Properties, Ending Balance		22,455	21,966
Bermingham [Member] | Mining property [member]
Disclosure of mineral properties [Line Items]
Mineral Properties, Beginning Balance		15,193	11,059
Mineral Properties, Expenditures Incurred		8,184	4,134
Mineral Properties, Ending Balance		23,377	15,193
Elsa Tailings [Member] | Mining property [member]
Disclosure of mineral properties [Line Items]
Mineral Properties, Beginning Balance		884	884
Mineral Properties, Expenditures Incurred		0	0
Mineral Properties, Ending Balance		884	884
Other Keno Hill Properties [Member] | Mining property [member]
Disclosure of mineral properties [Line Items]
Mineral Properties, Beginning Balance		5,410	5,410
Mineral Properties, Expenditures Incurred		0	0
Mineral Properties, Ending Balance		5,410	5,410
Other [Member] | Mining property [member]
Disclosure of mineral properties [Line Items]
Mineral Properties, Beginning Balance		190	190
Mineral Properties, Expenditures Incurred		0	0
Mineral Properties, Ending Balance		$ 190	$ 190

[1]	Effective May 24, 2017, the Corporation entered into an Option Agreement with Banyan Gold Corp. (“Banyan”) to option up to 100% the McQuesten property. In three stages, Banyan may earn up to 100% of the McQuesten property, by incurring a minimum of $2,600,000 in exploration expenditures ($338,954 incurred), issue 1,600,000 shares (400,000 shares issued), pay a total of $2,600,000 in cash or shares and grant Alexco a 6% net smelter return (“NSR”) royalty with buybacks totalling $7,000,000 to reduce to a 1% NSR royalty on gold and 3% NSR royalty on silver. Any payments received are credited against the mineral property.